CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 4,386	$ 3,203
Restricted cash	132	347
Trade receivables (net of allowance for doubtful accounts of $ 76 and $357 at December 31, 2013 and 2014, respectively)	12,034	7,111
Deferred tax assets	749	913
Other accounts receivable and prepaid expenses	787	901
Total current assets	18,088	12,475
LONG-TERM ASSETS:
Severance pay fund	1,235	1,775
Restricted cash	366	374
Non-current deferred tax assets	522	515
Long-term deposits and long-term assets	245	80
Property and equipment, net	1,180	260
Intangible assets, net	6,293
Goodwill	19,377	6,168
Total long-term assets	29,218	9,172
Total assets	47,306	21,647
CURRENT LIABILITIES:
Trade payables	1,593	359
Deferred revenues	3,573	2,284
Deferred tax liability	133
Accrued expenses and other accounts payable	3,815	1,334
Total current liabilities	9,114	3,977
LONG-TERM LIABILITIES:
Accrued severance pay	1,378	1,956
Non-current deferred revenues	2,212
Deferred tax liability	318
Other long-term liabilities	447
Total long-term liabilities	4,355	1,956
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2013 and 2014; Issued and outstanding: 12,088,049 and 17,823,959 shares at December 31, 2013 and 2014, respectively	198	133
Additional paid-in capital	61,559	37,114
Accumulated other comprehensive loss	(2,454)	(1,540)
Accumulated deficit	(25,472)	(19,993)
Total parent shareholders' equity	33,831	15,714
Non-controlling interest	6
Total shareholders' equity	33,837	15,714
Total liabilities and shareholders' equity	$ 47,306	$ 21,647